Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Book income	$ (550,900)	$ (354,400)
Related party accrued payroll	11,000	17,300
(Gain) Loss on debt settlement	16,900	44,000
Stock based compensation	97,100	101,500
Interest amortization	6,900	3,500
Inventory write-off	0	0
Property and equipment write-off	0	0
Other non-deductible	0	(169,800)
Valuation allowance	419,000	357,900
Income tax expense	$ 0	$ 0